Revenue - Contract Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Change in Contract with Customer, Asset [Abstract]
Balance at December 31, 2020	$ 3,529	$ 0
Estimated lifetime value of insurance policies sold by carriers	1,805	4,313
Cash receipts	(435)	(784)
Balance at March 31, 2021	4,899	3,529
Contract assets	4,899	3,529
Long-term accounts receivable	4,748	3,365
Accounts Receivable Current
Change in Contract with Customer, Asset [Abstract]
Balance at December 31, 2020	164
Balance at March 31, 2021	151	164
Contract assets	$ 151	$ 164